Leases - Lessor: Amounts of Remaining Lease Receivables of Net Investment in Leases and Opearting Lease Contracts Due in Each of Next Five Years and Thereafter (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Operating leases
2024	¥ 343,108
2025	215,400
2026	141,773
2027	84,474
2028	45,595
Thereafter	129,854
Total lease payments	960,204
Net investment in leases
2024	447,559
2025	302,161
2026	199,127
2027	116,071
2028	63,524
Thereafter	60,252
Total lease payments	1,188,694
Less imputed interest	(130,704)
Total lease receivables	¥ 1,057,990